Schedule I - STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
Condensed Consolidating Statement of Other Comprehensive Income (Loss) [Line Items]
Net income	$ 24,573	$ 23,409	$ 13,564
Other comprehensive (loss) income:
Foreign currency translation adjustment	(3,485)	(75)	1,373
Total comprehensive income	21,088	23,334	14,937
Parent Company
Condensed Consolidating Statement of Other Comprehensive Income (Loss) [Line Items]
Net income	24,573	23,409	13,564
Other comprehensive (loss) income:
Foreign currency translation adjustment	(3,485)	(75)	1,373
Total comprehensive income	$ 21,088	$ 23,334	$ 14,937